Equipment and Leasehold Improvements - Schedule of Equipment and Leasehold Improvements (Details) (10Q) - CAD	Jun. 30, 2016	Mar. 31, 2016	Mar. 31, 2015
Property and Equipment, gross	CAD 119,852	CAD 113,215	CAD 104,574
Accumulated Amortization	58,956	47,963	27,074
Property and Equipment, net	60,896	65,252	77,500
Computer Equipment [Member]
Property and Equipment, gross	3,558	3,558	3,558
Accumulated Amortization	2,199	2,089	1,459
Production Equipment [Member]
Property and Equipment, gross	67,367	67,367	67,367
Accumulated Amortization	29,719	27,738	17,831
Leasehold Improvements [Member]
Property and Equipment, gross	48,927	42,290	33,649
Accumulated Amortization	CAD 27,038	CAD 18,136	CAD 7,784